Notes Related to the Consolidated Statements of Financial Position - Schedule of Inventories (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Notes Related To The Consolidated Statements Of Financial Position [Abstract]
Raw materials	€ 0	€ 358	€ 1,396
Total inventory	€ 0	€ 358	€ 1,396